Auditor’s remuneration - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional information [abstract]
Additional fees for prior year services	$ 1.6	$ 1.0
Auditor's remuneration	47.0	47.0	$ 51.0
Total audit expenses, excluding interim services	37.0	37.0	40.0
Interim audit-related assurance services	7.0	7.0	7.0
Taxation compliance services	0.0	1.0	1.0
Auditor's remuneration for corporate finance, services related to defined benefit plants, and non-audit and other assurance	$ 3.0	$ 2.0	$ 3.0